Additional Financial Information of Parent Company, Financial Statements Schedule I - Condensed Statement of Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net revenues	¥ 4,293,094	$ 673,680	¥ 3,305,826	¥ 3,391,812
Operating cost and expenses
Selling expenses	437,131	68,595	271,692	331,346
General and administrative expenses	383,321	60,151	277,879	296,492
Total operating cost and expenses	3,094,196	485,547	2,047,350	2,476,846
Loss from operations	1,198,898	188,133	1,258,476	914,966
Other income (expenses):
Interest expenses				(430)
Investment income	65,426	10,267	(86,369)	(28,620)
Settlement expenses	(19,908)	(3,100)	(1,828,907)
Other (expenses) income	(18,240)	(2,862)	4,164	(7,040)
Total other income (expenses)	99,144	15,558	(1,843,795)	53,009
Income (loss) before taxes and income from equity in affiliates, subsidiaries and VIEs	1,298,042	203,691	(585,319)	967,975
Income tax expenses	(293,940)	(46,126)	(258,460)	(220,025)
Income from equity in subsidiaries and VIEs	301,979	47,387	100,257	115,809
Net income (loss) attributable to Noah Holdings Limited shareholders	1,314,131	206,215	(745,225)	829,151
Parent Company
Operating cost and expenses
Selling expenses	285	45	356	131
General and administrative expenses	41,955	6,584	5,588	5,556
Total operating cost and expenses	42,240	6,629	5,944	5,687
Loss from operations	(42,240)	(6,629)	(5,944)	(5,687)
Other income (expenses):
Interest income	2,266	356	20,545	29,000
Interest expenses				(440)
Settlement expenses	(19,908)	(3,124)	(1,828,907)
Other (expenses) income	(4,211)	(661)	14,713	5,057
Total other income (expenses)	(21,853)	(3,429)	(1,793,649)	33,617
Income (loss) before taxes and income from equity in affiliates, subsidiaries and VIEs	(64,093)	(10,058)	(1,799,593)	27,930
Income tax expenses			(3,058)	(5,257)
Income from equity in affiliates	68,388	10,732	78,768	36,103
Income from equity in subsidiaries and VIEs	1,309,836	205,541	978,658	770,375
Net income (loss) attributable to Noah Holdings Limited shareholders	¥ 1,314,131	$ 206,215	¥ (745,225)	¥ 829,151